INTANGIBLE ASSET, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET, NET

7. INTANGIBLE ASSET, NET

Intangible asset consisted of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Software	$7,513	$7,896
Less: Accumulated amortization	(6,919)	(5,956)
Intangible asset, net	$594	$1,940

Amortization expense for the three months ended June 30, 2022 and 2021 was $633 and $0.

Amortization expense for the six months ended June 30, 2022 and 2021 was $1,294 and $0.

7. INTANGIBLE ASSET, NET

Intangible asset consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Software	$7,896	$-
Less: Accumulated amortization	(5,956)	-
Intangible asset, net	$1,940	$-

Amortization expense for the years ended December 31, 2021 and 2020 was $1,080 and $0.